Goodwill - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 102.7	₨ 7,770.6	$ 98.8	₨ 7,478.7	₨ 1,164.5
Estimated cash flows, pre-tax discount rate	12.50%	12.50%	11.80%	11.80%
Estimated cash flows, growth rate	1.90%	1.90%	1.90%	1.90%
Goodwill [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Estimated cash flows, pre-tax discount rate	13.30%	13.30%
Estimated cash flows, growth rate	2.00%	2.00%
Software consultancy and services cash generating unit [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		₨ 6,779.7
Tata and other brand vehicles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		990.9		₨ 1,079.5
Others [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		₨ 6,779.7		₨ 6,399.2